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                      STRADLEY RONON STEVENS & YOUNG, LLP
                            1220 19th Street, N.W.
                                   Suite 600
                            Washington, D.C. 20036
                                (202) 822-9611

                                                           1933 Act Rule 497(j)
                                                    1933 Act File No. 033-72416
                                                    1940 Act File No. 811-08200

Direct Dial: (202) 419-8417

                               October 31, 2007

FILED VIA EDGAR
---------------

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

     Re:  Bridgeway Funds, Inc.
          SEC File Nos. 033-72416 and 811-08200
          Rule 497(j) Filing
          -------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment Nos. 24/24 to the Registration Statement of Bridgeway Funds, Inc., which was filed with the Securities and Exchange Commission electronically on October 26, 2007.

     Please direct any questions or comments relating to this certification to me or, in my absence, to Michael P. O'Hare, Esquire at (215) 564-8198.

                                                  Very truly yours,

                                                  /s/ Prufesh R. Modhera
                                                  -----------------------------
                                                  Prufesh R. Modhera

cc: Michael P. O'Hare, Esq.